SUBSEQUENT EVENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) shares
Statement [Line Items]
Payments for consulting agreement | $	$ 75,000
Shares issued for consulting agreement | shares	750,000
After achieving the third milestone of the G&J agreement [Member] | Subsequent events [Member]
Statement [Line Items]
Payments for consulting agreement | $	$ 25,000
Shares issued for consulting agreement | shares	250,000